Fair Value Disclosures - Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Level 1
Financial Assets
Total financial assets	$ 6,000	$ 6,700
Level 2
Financial Assets
Total financial assets	0	0
Level 3
Financial Assets
Total financial assets	55,700	82,900
Recurring basis | Level 1
Financial Assets
Total financial assets	1,392,500	1,607,800
Financial Liabilities
Liabilities related to separate accounts	1,370,900	1,600,800
Recurring basis | Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Common Stock
Financial Assets
Total financial assets	400	600
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Other investments
Financial Assets
Total financial assets	18,100	6,400
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets	3,100
Recurring basis | Level 1 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,370,900	1,600,800
Recurring basis | Level 2
Financial Assets
Total financial assets	1,026,100	1,104,000
Financial Liabilities
Liabilities related to separate accounts	73,900	43,500
Recurring basis | Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	10,900	3,200
Recurring basis | Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	13,900	5,600
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	9,600	10,500
Recurring basis | Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	78,700	24,300
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	38,200	41,700
Recurring basis | Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	587,000	741,900
Recurring basis | Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	134,100	148,600
Recurring basis | Level 2 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	79,800	84,700
Recurring basis | Level 2 | Other investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	73,900	43,500
Recurring basis | Level 3
Financial Assets
Total financial assets	12,700	18,800
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	4,700
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3,300	3,300
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	0	200
Recurring basis | Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	8,200	9,300
Recurring basis | Level 3 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1,100	1,100
Recurring basis | Level 3 | Other investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Other assets
Financial Assets
Total financial assets	100	200
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	0	0
Total
Financial Assets
Total financial assets	61,700	89,600
Total | Recurring basis
Financial Assets
Total financial assets	2,431,300	2,730,600
Financial Liabilities
Liabilities related to separate accounts	1,444,800	1,644,300
Total | Recurring basis | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	10,900	3,200
Total | Recurring basis | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	13,900	5,600
Total | Recurring basis | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	9,600	10,500
Total | Recurring basis | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	78,700	29,000
Total | Recurring basis | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3,300	3,300
Total | Recurring basis | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	38,200	41,700
Total | Recurring basis | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	587,000	742,100
Total | Recurring basis | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	142,300	157,900
Total | Recurring basis | Equity securities | Common Stock
Financial Assets
Total financial assets	400	600
Total | Recurring basis | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	80,900	85,800
Total | Recurring basis | Other investments
Financial Assets
Total financial assets	18,100	6,400
Total | Recurring basis | Cash equivalents
Financial Assets
Total financial assets	3,100
Total | Recurring basis | Other assets
Financial Assets
Total financial assets	100	200
Total | Recurring basis | Assets held in separate accounts
Financial Assets
Total financial assets	$ 1,444,800	$ 1,644,300